SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended	0 Months Ended
	Jun. 30, 2013	Jul. 15, 2013 Employees [Member]	Jul. 15, 2013 Non-employees [Member]	Jul. 15, 2013 Vesting One [Member]	Jul. 15, 2013 Vesting Two [Member]	Jul. 15, 2013 Vesting Three [Member]	Jul. 15, 2013 Pending Approval [Member]
Subsequent Event [Line Items]
Stock options granted, number of shares		1,018,900	10,000	1,008,900	10,000	10,000	180,000
Stock options granted, exercise price		$ 5.445	$ 5.445
Vesting period	4 years			12 months	4 years	12 months